SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
	As of December 31,
	2014	2015
	US$	US$

Short-term loans	80,750	100,000

Long-term loans	100,000	-